Provisions for Legal Proceedings - Summary of Provision for Legal Proceedings and Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provision for legal proceedings	R$ 1,363,168	R$ 1,348,157	R$ 1,268,564
Judicial deposit	878,807	766,107
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	534,131	501,247	479,532
Judicial deposit	460,484	371,703
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	362,725	375,561
Judicial deposit	199,526	196,026
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	466,312	471,349	R$ 444,984
Judicial deposit	R$ 218,797	R$ 198,378